                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andover Capital Advisors LP
Address: 300 Brickstone Square Suite 1004
         Andover, Massachusetts 01810

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Kobelski
Title: Chief Financial Officer
Phone: 978-623-3512

Signature, Place, and Date of Signing:

    /s/ Brian Kobelski      Andover, Massachusetts       August 14, 2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          59
Form 13F Information Table Value Total: $   224,080
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Andover Capital Advisors LP
                               13F SEC Appraisal
                                   6/30/2006

Item 1:                                Item 2:       Item 3:   Item 4:      Item 5:                      Item 6:
                                                                                                         Investment Discretion
                                                                                                         --------------------
                                                               Market Value  Shrs Or                      Sole    Shared Other
Security                               Security Type   Cusip     (x1000)    Prn Amount Shrs/PRN Put/Call   (A)     (B)   (C )
--------                               ------------- --------- ------------ ---------- -------- -------- -------  ------ -----
                                                                                                            X
AES Corp/The                           Common Stock  00130H105     8,819      478,000    Shrs               X
AFC Enterprises                        Common Stock  00104Q107       893       70,000    Shrs               X
AmeriCredit Corp                       Common Stock  03060R101       698       25,000    Shrs               X
Ameristar Casinos Inc                  Common Stock  03070Q101     2,230      114,672    Shrs               X
Apache Corp                            Common Stock  037411105     1,024       15,000    Shrs               X
Aurora Oil & Gas Corp                  Common Stock  052036100       487      121,700    Shrs               X
Bally Technologies Inc                 Common Stock  05874B107       988       60,000    Shrs               X
Boyd Gaming Corp                       Common Stock  103304101     1,824       45,200    Shrs               X
CMS Energy Corp                        Common Stock  125896100     1,035       80,000    Shrs               X
Carnival Corp                          Paired CTF    143658300     5,839      139,882    Shrs               X
Dover Motorsports Inc                  Common Stock  260174107     2,934      499,900    Shrs               X
Dreyfus High Yield Strategies Fund     SH BEN INT    26200S101     2,484      628,930    Shrs               X
Dynegy Inc                             Common Stock  26816Q101       517       94,600    Shrs               X
EchoStar Communications New            CLA           278762109    40,823    1,325,000    Shrs               X
Energy Partners Ltd                    Common Stock  29270U105       474       25,000    Shrs               X
Equitable Resources Inc                Common Stock  294549100     1,541       46,000    Shrs               X
Famous Dave's Of America Inc           Common Stock  307068106       790       59,400    Shrs               X
FelCor Lodging Trust Inc               Common Stock  31430F101       544       25,000    Shrs               X
Georgia Gulf Corp                      Com Par $.01  373200203     1,501       60,000    Shrs               X
Hilton Hotels Corp                     Common Stock  432848109     1,273       45,000    Shrs               X
Houston Exploration Co                 Common Stock  442120101     2,448       40,000    Shrs               X
Interstate Hotels & Resorts Inc        Common Stock  46088S106     1,964      211,438    Shrs               X
Isle of Capri Casinos Inc              Common Stock  464592104     7,439      290,000    Shrs               X
Lodgenet Entertainment Corp            Common Stock  540211109     2,433      130,469    Shrs               X
MTR Gaming Group Inc                   Common Stock  553769100     6,636      707,500    Shrs               X
Magna Entertainment Corp               Common Stock  559211107     1,397      265,548    Shrs               X
Microsoft Corp                         Common Stock  594918104     1,864       80,000    Shrs               X
Nevada Gold & Casinos Inc              Common Stock  64126Q206     2,628      360,000    Shrs               X
Portland General Electric Co           Com New       736508847     3,496      140,000    Shrs               X
Questar Corp                           Common Stock  748356102     1,610       20,000    Shrs               X
Royal Caribbean Cruises Ltd            Common Stock  V7780T103     3,148       82,292    Shrs               X
Speedway Motorsports Inc               Common Stock  847788106       970       25,709    Shrs               X
Staar Surgical Co                      Com Par $.01  852312305     4,589      592,880    Shrs               X
TECO Energy Inc                        Common Stock  872375100       149       10,000    Shrs               X
Tivo Inc                               Common Stock  888706108     1,323      185,000    Shrs               X
US Airways Group Inc/ NEW              Common Stock  90341W108    16,173      320,000    Shrs               X
WMS Industries Inc                     Common Stock  929297109     1,096       40,000    Shrs               X
Williams Cos Inc                       Common Stock  969457100    20,790      890,000    Shrs               X
AES Corp/The                           Common Stock  00130H105     4,613      250,000    Shrs     Call      X
Ameristar Casinos Inc                  Common Stock  03070Q101       973       50,000    Shrs     Call      X
Boyd Gaming Corp                       Common Stock  103304101     2,018       50,000    Shrs     Call      X
Boyd Gaming Corp                       Common Stock  103304101     1,009       25,000    Shrs     Call      X
Boyd Gaming Corp                       Common Stock  103304101     2,018       50,000    Shrs     Call      X
Carnival Corp                          Common Stock  143658300        83        2,000    Shrs     Call      X
Carnival Corp                          Common Stock  143658300     2,087       50,000    Shrs     Call      X
Carnival Corp                          Common Stock  143658300     4,174      100,000    Shrs     Call      X
EchoStar Communications New            Common Stock  278762109     3,081      100,000    Shrs     Call      X
EchoStar Communications New            Common Stock  278762109     3,081      100,000    Shrs     Call      X
EchoStar Communications New            Common Stock  278762109    15,411      500,200    Shrs     Call      X
Isle of Capri Casinos Inc              Common Stock  464592104       487       19,000    Shrs     Call      X
Isle of Capri Casinos Inc              Common Stock  464592104     2,565      100,000    Shrs     Call      X
Isle of Capri Casinos Inc              Common Stock  464592104     1,283       50,000    Shrs     Call      X
Nasdaq 100 TR                          Unit Ser 1    631100104     1,939       50,000    Shrs      Put      X
Starwood Hotels & Resorts              Common Stock  85590A401     3,017       50,000    Shrs     Call      X
Station Casinos Inc                    Common Stock  857689103     3,404       50,000    Shrs     Call      X
Williams Cos Inc                       Common Stock  969457100       701       30,000    Shrs     Call      X
Williams Cos Inc                       Common Stock  969457100     5,840      250,000    Shrs     Call      X
Williams Cos Inc                       Common Stock  969457100     5,840      250,000    Shrs     Call      X
ishares TR                             Russell 2000  464287655     3,587       50,000    Shrs      Put      X

Item 1:                                Item 7: Item 8:
                                                 Voting Authority
                                               --------------------
                                       Others   Sole   Shared Other
Security                               Manager   (A)    (B)   (C )
--------                               ------- ------- ------ -----
                                                  X
AES Corp/The                                      X
AFC Enterprises                                   X
AmeriCredit Corp                                  X
Ameristar Casinos Inc                             X
Apache Corp                                       X
Aurora Oil & Gas Corp                             X
Bally Technologies Inc                            X
Boyd Gaming Corp                                  X
CMS Energy Corp                                   X
Carnival Corp                                     X
Dover Motorsports Inc                             X
Dreyfus High Yield Strategies Fund                X
Dynegy Inc                                        X
EchoStar Communications New                       X
Energy Partners Ltd                               X
Equitable Resources Inc                           X
Famous Dave's Of America Inc                      X
FelCor Lodging Trust Inc                          X
Georgia Gulf Corp                                 X
Hilton Hotels Corp                                X
Houston Exploration Co                            X
Interstate Hotels & Resorts Inc                   X
Isle of Capri Casinos Inc                         X
Lodgenet Entertainment Corp                       X
MTR Gaming Group Inc                              X
Magna Entertainment Corp                          X
Microsoft Corp                                    X
Nevada Gold & Casinos Inc                         X
Portland General Electric Co                      X
Questar Corp                                      X
Royal Caribbean Cruises Ltd                       X
Speedway Motorsports Inc                          X
Staar Surgical Co                                 X
TECO Energy Inc                                   X
Tivo Inc                                          X
US Airways Group Inc/ NEW                         X
WMS Industries Inc                                X
Williams Cos Inc                                  X
AES Corp/The                                      X
Ameristar Casinos Inc                             X
Boyd Gaming Corp                                  X
Boyd Gaming Corp                                  X
Boyd Gaming Corp                                  X
Carnival Corp                                     X
Carnival Corp                                     X
Carnival Corp                                     X
EchoStar Communications New                       X
EchoStar Communications New                       X
EchoStar Communications New                       X
Isle of Capri Casinos Inc                         X
Isle of Capri Casinos Inc                         X
Isle of Capri Casinos Inc                         X
Nasdaq 100 TR                                     X
Starwood Hotels & Resorts                         X
Station Casinos Inc                               X
Williams Cos Inc                                  X
Williams Cos Inc                                  X
Williams Cos Inc                                  X
ishares TR                                        X